STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions				1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Apr. 09, 2025 shares	Mar. 10, 2025 shares	Apr. 30, 2024 $ / shares shares	Jan. 31, 2023 $ / shares shares	Aug. 31, 2022 individual shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		5,730,000
Granted (in shares)							5,730,000	0
Grants in period, number of individuals | individual						2
Stock options, unrecognized compensation cost | $	$ 14.6						$ 14.6
Additional Paid-In Capital | Waldencast plc
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-compensation expense | $							$ 5.6	$ 4.5
Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)						11,500,000
Employee Stock | 2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance	26,704,741						26,704,741
Percentage in shares available for issuance							3.00%
Shares remaining available for future issuance (in shares)	11,485,816						11,485,816
Restricted stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)							0	1,191,011	3,757,661
Vested (in shares)							542,114	741,789
Previously granted (in shares)	1,088,315
Granted (in dollars per share) | $ / shares							$ 0	$ 5.34
Restricted stock, unrecognized compensation cost | $	$ 8.5						$ 8.5
Compensation cost, weighted average service period (in years)							1 year 10 months 24 days
Restricted stock | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares)									376,577
Restricted stock | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	879,761								3,444,831
Restricted stock | Non-employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares)				15,040
Restricted stock | Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	208,554								312,830
Restricted stock | Long-Term Incentive Awards | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				48,880
Vested (in shares)			56,177
SGI 2025 Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)					2,290,000
Maximum allocated target share units, percent					200.00%
Granted (in dollars per share) | $ / shares					$ 8.88
Post vesting holding period (in years)					1 year
SGI 2027 Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				166,667
Maximum allocated target share units, percent				200.00%
Granted (in dollars per share) | $ / shares				$ 6.48
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost, weighted average service period (in years)							1 year 6 months
Stock options | Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						6 years